Employee Benefits Expense - Summary of Employee Benefit Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Claims Payable
Wages and salaries			$ 148,728	$ 108,018	$ 57,388
Social security and pension contributions			17,118	13,404	8,254
Share-based compensation	$ 8,402	$ 2,802	46,307	9,557	7,966
Total			$ 212,153	$ 130,979	$ 73,608